Debentures, Bank Loans and Credit (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 13,396	₪ 14,051
Total interest-bearing liabilities, Carrying amount	13,634	14,295
Loans from banks and others [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	4,708	5,073
Total interest-bearing liabilities, Carrying amount	4,721	5,093
Loans from banks and others [Member] | Unlinked - Fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	4,208	4,398
Total interest-bearing liabilities, Carrying amount	₪ 4,221	4,418
Nominal interest rate	2.40 to 6.85
Loans from banks and others [Member] | Unlinked - Variable interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 500	675
Total interest-bearing liabilities, Carrying amount	₪ 500	675
Nominal interest rate	P-0.33 to P+0.2
Debentures [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 8,688	8,978
Total interest-bearing liabilities, Carrying amount	8,913	9,202
Debentures [Member] | Unlinked - Fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	4,811	4,347
Total interest-bearing liabilities, Carrying amount	₪ 4,863	4,379
Nominal interest rate	3.60 to 6.65
Debentures [Member] | Linked to the Israeli CPI - fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 3,290	3,897
Total interest-bearing liabilities, Carrying amount	₪ 3,464	4,091
Nominal interest rate	2.20 to 8.40
Debentures [Member] | Unlinked - Variable interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 587	734
Total interest-bearing liabilities, Carrying amount	₪ 586	₪ 732
Nominal interest rate	Makam for one year + 1.4